Summary of significant accounting policies - Additional details (Details) ¥ in Millions	3 Months Ended	6 Months Ended
	Sep. 30, 2021 USD ($) ¥ / $	Mar. 31, 2022 USD ($) ¥ / $	Mar. 31, 2021 USD ($) ¥ / $	Mar. 31, 2022 CNY (¥) ¥ / $	Dec. 31, 2019 USD ($)	Apr. 30, 2014 USD ($)	Jan. 31, 2014 USD ($)
Term deposit	$ 3,096,000	$ 0
Fixed annual interest rate		2		2
Inventory reserve	0	$ 0
Estimated useful life of land use right		50 years
Shipping and handling expenses		$ 17,391	$ 112,629
Subsidy income		1,165,091	724,405
Equipment of energy projects grants		79,992	54,860
Value-added tax refund		300,096	$ 669,545
Government subsidies received, equipment of energy projects					$ 140,000	$ 140,000	$ 840,000
Unrecognized government grants	$ 600,740	$ 555,297
Maximum rate of VAT		13		13
Percentage of VAT refund		70		70
VAT tax rate	50.00%
Effect of exchange rate on foreign currency translation | ¥ / $	0.1548	0.1577		0.1577
Average exchange rates | ¥ / $		0.1570	0.1526	0.1570
Maximum insured amount deposit in bank		$ 78,873		¥ 0.5
Public company
Subsidy income		785,003	$ 0
cash equivalents	$ 0	$ 0